OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUED LIABILITIES
13.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Employee related liabilities	397	370
Employee compensated absences	127	113
Taxes other than income taxes	71	62
Advances	45	73
Payables to equity-method investments	45	47
Obligations for capacity rights	1	10
Derivative instruments	1	75
Provision for restructuring	75	42
Current portion of pension	16	16
Royalties	39	35
Others	125	133
Total	942	976

The terms of the agreement for the inception of Numonyx, a company created in 2007 from the Company’s and Intel’s flash memory business key assets and sold in 2010 to Micron Technology Inc., included rights granted to Numonyx to use certain assets retained by the Company. As at December 31, 2012 and 2011 the value of such rights totaled $14 million and $23 million respectively, of which $1 million and $10 million respectively were reported as current liabilities.

Derivative instruments are further described in Note 24.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2012 and December 31, 2011.